EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of employee benefits [Abstract]
Disclosure of employee benefits

	US Dollars
Figures in millions	2024	2023	2022
Salaries and wages (1)	721	691	656
Pension costs (2)	22	20	20
Share-based payment expense (Note 9)	28	15	18
Other (3)	25	26	22
Included in cost of sales, other expenses and corporate administration, marketing and related expenses	796	752	716
(1) Salaries and wages includes executive directors’ and executive management’s salaries and other benefits and retrenchment costs.
(2) Includes defined contribution pension costs (refer to Note 26).
(3) Includes current medical expenses and defined benefit post-retirement medical expenses (refer to Note 26).

Disclosure of number of employees	The average number of attributable employees (including contractors) was:

Average number of employees *	2024 #	2023	2022
Africa	27,930	21,734	19,807
Australia	1,777	1,741	1,532
Americas	8,509	8,565	9,498
Other, including corporate and non-gold producing subsidiaries	1,268	1,618	1,757
Total	39,484	33,658	32,594
* The approximate number of contractors employed on average during 2024 was 23,367 (2023: 19,615; 2022: 18,599).
#The approximate average  number of employees excluding Centamin for 2024 is 33,981 and the average number of contractors employed for 2024 excluding
Centamin is 20,299.